Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	INTERCONTINENTAL HOTELS GROUP PLC /NEW/
Entity Central Index Key	0000858446
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	187,717,720
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	GB
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	IHG
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Ordinary shares [member]
Document Information [Line Items]
Trading Symbol	IHG
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NYSE